Interest-Bearing Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Guaranteed loans		¥ 20,150	¥ 18,794
Guaranteed loan one [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jun. 17, 2019
Guaranteed loans interest rate		3.54%
Guaranteed loans		¥ 2,385	2,413
Guaranteed loan two [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 27, 2019
Guaranteed loans interest rate		2.30%
Guaranteed loans		¥ 6,657	6,338
Guaranteed loan three [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 30, 2019
Guaranteed loans interest rate		2.40%
Guaranteed loans		¥ 6,451	6,142
Guaranteed loan four [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 11, 2018
Guaranteed loans interest rate		1.495%
Guaranteed loans			780
Guaranteed loan five [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 11, 2019
Guaranteed loans interest rate		1.50%
Guaranteed loans		¥ 993
Credit loan one [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Dec. 06, 2020
Guaranteed loans		¥ 3,139	¥ 3,121
Credit loans interest rate, description	[1]	EURIBOR + 3.80%
Credit loan one [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans interest rate	[1]	3.80%
Credit loan two [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 18, 2021
Guaranteed loans interest rate		2.50%
Guaranteed loans		¥ 525

[1]	3.80% when EURIBOR is negative.